Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions	Total	Total IGT PLC Equity	Common Stock	Additional Paid-In Capital	Retained (Deficit) Earnings	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Non Controlling Interests
Balance, beginning of period at Dec. 31, 2021	$ 1,971	$ 1,282	$ 21	$ 2,329	$ (1,439)	$ (41)	$ 412	$ 689
Shares of common stock outstanding
Net income	414	275			275			139
Other comprehensive (loss) income, net of tax	91	117					117	(27)
Total comprehensive income (loss)	505	392			275		117	112
Stock-based compensation	41	41		41
Capital increase	3							3
Shares issued under stock award plans	(8)	(8)		(8)
Shares issued upon exercise of stock options	(2)	(2)		(2)
Repurchases of common stock	(115)	(115)				(115)
Return of capital	(76)							(76)
Dividends declared	(341)	(161)		(161)				(179)
Balance, end of period at Dec. 31, 2022	1,979	1,429	21	2,199	(1,164)	(156)	529	550
Shares of common stock outstanding
Net income	307	156			156			151
Other comprehensive (loss) income, net of tax	4	(8)					(8)	13
Total comprehensive income (loss)	312	148			156		(8)
Stock-based compensation	41	41		41
Capital increase	27							27
Shares issued under stock award plans	(15)	(15)		(15)
Return of capital	(73)							(73)
Dividends declared	(318)	(160)		(160)				(158)
Balance, end of period at Dec. 31, 2023	1,952	1,443	21	2,065	(1,008)	(156)	521	510
Shares of common stock outstanding
Net income	508	348			348			160
Other comprehensive (loss) income, net of tax	(25)	(5)					(5)	(20)
Total comprehensive income (loss)	483	343			348		(5)	140
Stock-based compensation	44	44		44
Capital increase	2							2
Shares issued under stock award plans	(17)	(17)		(17)
Return of capital	(73)							(73)
Dividends declared	(331)	(161)		(161)				(170)
Balance, end of period at Dec. 31, 2024	$ 2,061	$ 1,652	$ 21	$ 1,931	$ (660)	$ (156)	$ 516	$ 409